Annual Total Returns - FidelityGNMAFund-PRO - FidelityGNMAFund-PRO - Fidelity GNMA Fund - Fidelity GNMA Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	6.26%
Annual Return 2015	1.20%
Annual Return 2016	1.63%
Annual Return 2017	1.74%
Annual Return 2018	0.61%
Annual Return 2019	5.71%
Annual Return 2020	3.74%
Annual Return 2021	(0.85%)
Annual Return 2022	(11.28%)
Annual Return 2023	5.43%